UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:               |_|; Amendment Number: |_|

This  Amendment  (Check  only  one):   |_|  is a restatement
                                       |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Wesley Capital Management, LLC

Address:  717 5th Avenue
          14th Floor
          New York, NY 10022


13F File Number: 028-10713

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Arthur Wrubel
Title:  Managing Member
Phone:  (212) 421-7002



Signature, Place and Date of Signing:

/s/ Arthur Wrubel                New York, New York          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:          25

Form 13F Information Table Value Total:        $308,753
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number           Name

1.     028-13112                     Wesley Capital Master Fund, Ltd.

2.     028-13111                     Wesley Capital QP, LP


                                                  FORM 13F INFORMATION TABLE
                                                Wesley Capital Management LLC
                                                       September 30, 2010


COLUMN 1                      COLUMN  2       COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6        COLUMN 7    COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT      OTHER       VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION      MANAGERS  SOLE   SHARED NONE
--------------                --------        -----       --------  -------   --- ----  ----------      --------  ----   ------ ----
AMB PROPERTY CORP             COM             00163T109   20,779      785,000 SH        Shared-Defined  1,2         785,000
ANNALY CAP MGMT INC           COM             035710409   28,160    1,600,000 SH        Shared-Defined  1,2       1,600,000
BRIDGEPOINT ED INC            COM             10807M105    1,546      100,000     PUT   Shared-Defined  1,2         100,000
BROOKDALE SR LIVING INC       COM             112463104   10,601      650,000 SH        Shared-Defined  1,2         650,000
CVB FINL CORP                 COM             126600105    5,223      695,500     PUT   Shared-Defined  1,2         295,500
CITIGROUP INC                 COM             172967101    3,910    1,000,000 SH        Shared-Defined  1,2       1,000,000
CYPRESS SHARPRIDGE INVTS INC  COM             23281A307   17,906    1,341,270 SH        Shared-Defined  1,2       1,341,270
EQUITY LIFESTYLE PPTYS INC    COM             29472R108   10,896      200,000 SH        Shared-Defined  1,2         200,000
FOREST CITY ENTERPRISES INC   CL A            345550107   25,019    1,950,000 SH        Shared-Defined  1,2       1,950,000
GENERAL GROWTH PPTYS INC      COM             370021107      390       25,000 SH        Shared-Defined  1,2          25,000
GLIMCHER RLTY TR              SH BEN INT      379302102    5,689      925,000 SH        Shared-Defined  1,2         925,000
HATTERAS FINL CORP            COM             41902R103   10,380      364,584 SH        Shared-Defined  1,2         364,584
HUDSON PAC PPTYS INC          COM             444097109   10,641      650,000 SH        Shared-Defined  1,2         650,000
ISHARES TR                    DJ US REAL EST  464287739    3,966       75,000 SH        Shared-Defined  1,2          75,000
MFA FINANCIAL INC             COM             55272X102   75,347    9,875,000 SH        Shared-Defined  1,2       9,875,000
MGIC INVT CORP WIS            COM             552848103    2,077      225,000 SH        Shared-Defined  1,2         225,000
MACERICH CO                   COM             554382101   25,126      585,000 SH        Shared-Defined  1,2         585,000
MACK CALI RLTY CORP           COM             554489104   16,355      500,000 SH        Shared-Defined  1,2         500,000
NORANDA ALUM HLDG CORP        COM             65542W107      317       38,572 SH        Shared-Defined  1,2          38,572
SL GREEN RLTY CORP            COM             78440X101    7,916      125,000 SH        Shared-Defined  1,2         125,000
SPDR GOLD TRUST               GOLD SHS        78463V107    3,198       25,000 SH        Shared-Defined  1,2          25,000
SIMON PPTY GROUP INC NEW      COM             828806109   15,302      165,000 SH        Shared-Defined  1,2         165,000
SIX FLAGS ENTMT CORP NEW      COM             83001A102    2,198       50,000 SH        Shared-Defined  1,2          50,000
STARWOOD PPTY TR INC          COM             85571B105    4,471      225,000 SH        Shared-Defined  1,2         225,000
WEYERHAEUSER CO               COM             962166104    1,340       85,000 SH        Shared-Defined  1,2          85,000




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